INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2017
INVESTMENTS
Summary of significant financial data on investees

	At 12/31/17			At 12/31/16
	Cia ACT	Cia AIX	Aliança	Cia ACT	Cia AIX	Aliança

Equity interest	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%

Summary of balance sheets:
Current assets	17	22,431	167,540	15	20,337	145,121
Noncurrent assets	—	13,410	—	—	12,879	—
Total assets	17	35,841	167,540	15	33,216	145,121

Current liabilities	1	4,084	58	1	4,029	101
Non-current liabilities	—	4,811	—	—	5,415	—
Equity	16	26,946	167,482	14	23,772	145,020
Total liabilities and equity	17	35,841	167,540	15	33,216	145,121

Investment Book value	8	13,473	83,741	7	11,886	72,510

	2017			2016
Summary of Income Statements:	Cia ACT	Cia AIX	Aliança	Cia ACT	Cia AIX	Aliança
Net operating income	82	45,622	—	79	42,840	—
Operating costs and expenses	(80)	(43,448)	(43)	(72)	(41,760)	(155)
Financial income (expenses), net	—	1,686	27	—	1,980	41
Income and social contribution taxes	—	(686)	—	(1)	(464)	—
Net income (loss) for the year	2	3,174	(16)	6	2,596	(114)

Equity pickup, according to interest held	1	1,587	(8)	3	1,298	(57)

Schedule of changes in investments

				Other
	Aliança	AIX	ACT	investments (1)	Total investments
Balances at 12/31/15	89,799	10,099	4	1,259	101,161
Equity pick-up	(57)	1,298	3	—	1,244
Dividends and interest on equity	—	489	—	—	489
Other comprehensive income	(17,232)	—	—	83	(17,149)
Balances at 12/31/16	72,510	11,886	7	1,342	85,745
Equity pick-up	(8)	1,587	1	—	1,580
Other comprehensive income	11,239	—	—	338	11,577
Balances at 12/31/17	83,741	13,473	8	1,680	98,902
(1)	Other investments (tax incentives and interest held in companies) are measured at fair value.